Investment Strategy - Optimized Equity Income ETF	Oct. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Equity securities include common stocks and other instruments that represent an ownership interest or right to acquire an ownership interest in a company. The Fund generally expects to invest closer to 90% of its assets in such securities. The Fund primarily invests in U.S.-listed equity securities of large-capitalization companies, which Core Alternative Capital, LLC (the “Adviser”) defines as companies with a market capitalization in excess of $10 billion at the time of purchase. From time to time, the Fund may also obtain equity exposure by investing up to 10% of its assets in exchange-traded funds (“ETFs”) that seek to track broad market indexes.
The Fund employs an actively managed investment strategy in both the selection of individual securities and the sizing of positions. The Adviser selects investments for the Fund using both “top-down” and “bottom-up” analyses. The Adviser examines the current overall market conditions using a variety of quantitative measures (such as value, size, quality, and volatility) to determine attractive investments and size of positions, generally disfavoring securities with too much volatility (and consequently higher risk) over time. Within categories of securities determined to be attractive, the Adviser may utilize a “bottom-up approach” through the use of various quantitative measures (e.g., various statistical and mathematical pricing models), and, at times, qualitative measures (e.g., assessments of company fundamentals, managements, etc. based on internal research) to assess the attractiveness of securities for long term appreciation and current income (i.e., dividend payment attractiveness and generation of income under its options strategy (as discussed below)). Overall the Adviser emphasizes the potential for capital appreciation and the evaluation of volatility characteristics relevant to the Fund’s options strategy.
A key aspect of the Fund’s strategy is the generation of monthly income through a combination of dividend payments from equity holdings and premiums from the Fund’s options strategy, which involves writing (selling) call options with an attractive strike price (e.g., close to the current price of the underlying asset). Such options contracts may be either European-style or American-style standardized options, and generally will be listed on a national securities exchange and cash-settled. The Fund may write call options on individual securities held in the portfolio, as well as on equity market indexes (primarily broad market indexes such as the S&P 500®) or ETFs that seek to track such indexes. The Fund may write covered call options on the individual securities held in the portfolio, but does not anticipate doing so to a significant extent. The Fund typically targets selling call options with a notional value of 25% to 75% of the value of its equity holdings. Notional value refers to the number of option contracts owned by the Fund, multiplied by the size of the contract (i.e., the number of shares a contract controls), multiplied by the strike price (i.e., the predetermined price at which the owner of an options contract can buy or sell the underlying asset). Options contracts are generally written with expiration terms ranging from one to six months from the trade date. The Adviser seeks to optimize the trade-off between income generation and the potential limitation on capital appreciation from the options strategy. In addition, the Fund does not guarantee that distributions will always be paid or will be at a relatively stable level. Collateral for the Fund’s options strategy will consist of long positions on its equity holdings and cash held by the Fund.
The Fund may also seek to purchase out-of-the-money (i.e., the strike price is set above the then-current share price of the security) put options and call options with expiration terms ranging from three to twelve months. The Fund will typically target purchasing put and call options with a notional value of 25% to 75% of the value of its equity holdings. The Fund expects the total notional value of the written call options and the total value of the purchased call and put options to each not exceed 100% of the Fund’s net assets at the time of entering the positions. The Adviser seeks to mitigate downside risk exposure with the put options and to potentially capture upside equity exposure with the call options.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
While the Fund’s exposure to certain sectors may change over time, the Fund expects to have significant exposure to companies in the Information Technology Sector.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Equity securities include common stocks and other instruments that represent an ownership interest or right to acquire an ownership interest in a company. The Fund generally expects to invest closer to 90% of its assets in such securities. The Fund primarily invests in U.S.-listed equity securities of large-capitalization companies, which Core Alternative Capital, LLC (the “Adviser”) defines as companies with a market capitalization in excess of $10 billion at the time of purchase. From time to time, the Fund may also obtain equity exposure by investing up to 10% of its assets in exchange-traded funds (“ETFs”) that seek to track broad market indexes.